Disclosures on Financial Instruments - Summary of Carrying Amounts and Fair Value of Each Category of Financial Assets and Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Financial assets
Cash and cash equivalents	₨ 215,598.0	$ 3,117.6	₨ 147,167.5	$ 2,128.1	₨ 139,867.6	₨ 171,536.1
Short-term deposits	105,742.1	1,529.1	193,615.7
Finance receivables	336,246.9	4,862.2	238,989.7
Trade receivables	189,961.7	2,746.9	198,933.0
Other investments - non-current	14,975.1	216.8
Other investments - current	89,383.3	1,292.5
Other financial assets:
- current	49,970.7	722.6	58,443.6
- non-current	32,166.0	465.1	50,592.8
Financial assets not measured at fair value	1,034,043.8	14,952.8	1,041,956.3
Financial liabilities
Accounts payable	759,681.7	10,985.2	804,601.6
Acceptances	31,771.2	459.5	49,013.4
Short-term debt (excluding current portion of long-term debt)	201,502.6	2,913.8	167,948.5
Long-term debt (including current portion of long-term debt) (refer note below)	858,408.1	12,412.7	720,758.3
Other financial liabilities:
- current	103,669.2	1,499.1	119,118.6
- non-current	29,488.8	426.4	27,887.4
Financial liabilities not measured at fair value	1,984,521.6	28,696.7	1,889,327.8
Unquoted equity investments			2,036.9
Unquoted equity investments at fair value			4,076.1
Other investments			148,101.0
Measured at fair value [Member]
Financial assets
Cash and cash equivalents	215,598.0	3,117.6	147,167.5
Short-term deposits	105,742.1	1,529.1	193,615.7
Finance receivables	334,290.5	4,833.9	238,235.9
Trade receivables	189,961.7	2,746.9	198,933.0
Other investments - non-current	14,975.1	216.8
Other investments - current	89,383.3	1,292.5
Other financial assets:
- current	49,970.7	722.6	58,443.6
- non-current	32,166.0	465.1	50,592.8
Financial assets not measured at fair value	1,032,087.4	14,924.5	1,039,165.6
Financial liabilities
Accounts payable	759,681.7	10,985.2	804,601.6
Acceptances	31,771.2	459.5	49,013.4
Short-term debt (excluding current portion of long-term debt)	201,502.6	2,913.8	167,948.5
Long-term debt (including current portion of long-term debt) (refer note below)	827,757.5	11,969.6	727,920.3
Other financial liabilities:
- current	103,669.2	1,499.1	119,118.6
- non-current	29,488.8	426.4	27,887.4
Financial liabilities not measured at fair value	1,953,871.0	$ 28,253.6	1,896,489.8
Unquoted equity investments at fair value			4,076.1
Other investments			148,101.0
Cash and other financial assets at amortized cost [member]
Financial assets
Cash and cash equivalents	215,598.0
Short-term deposits	105,742.1
Finance receivables	336,246.9
Trade receivables	189,961.7
Other financial assets:
- current	37,615.3
- non-current	23,054.6
Financial assets not measured at fair value	908,218.6
Investments - FVTOCI [Member]
Financial assets
Other investments - non-current	7,412.9
Other investments - current	9.2
Other financial assets:
Financial assets not measured at fair value	7,422.1
Investments - FVTPL [Member]
Financial assets
Other investments - non-current	7,523.4
Other investments - current	11,919.0
Other financial assets:
Financial assets not measured at fair value	19,442.4
Investments - amortized cost [member]
Financial assets
Other investments - non-current	38.8
Other investments - current	77,455.1
Other financial assets:
Financial assets not measured at fair value	77,493.9
Derivatives other than in hedging relationship [Member]
Other financial assets:
- current	2,840.2		13,931.8
- non-current	5,219.4		11,880.7
Financial assets not measured at fair value	8,059.6		25,812.5
Other financial liabilities:
- current	8,853.9		8,090.1
- non-current	1,959.0		1,395.1
Financial liabilities not measured at fair value	10,812.9		9,485.2
Derivatives in hedging relationship [Member]
Other financial assets:
- current	9,515.2		10,829.5
- non-current	3,892.0		16,588.3
Financial assets not measured at fair value	13,407.2		27,417.8
Other financial liabilities:
- current	38,571.4		53,986.5
- non-current	24,665.4		23,106.9
Financial liabilities not measured at fair value	63,236.8		77,093.4
Financial liabilities other [Member]
Financial liabilities
Accounts payable	759,681.7		804,601.6
Acceptances	31,771.2		49,013.4
Short-term debt (excluding current portion of long-term debt)	201,502.6		167,948.5
Long-term debt (including current portion of long-term debt) (refer note below)	858,408.1		720,758.3
Other financial liabilities:
- current	56,243.9		57,042.0
- non-current	2,864.4		3,385.4
Financial liabilities not measured at fair value	₨ 1,910,471.9		1,802,749.2
Cash and loans and receivable [Member]
Financial assets
Cash and cash equivalents			147,167.5
Short-term deposits			193,615.7
Finance receivables			238,989.7
Trade receivables			198,933.0
Other financial assets:
- current			33,682.3
- non-current			22,123.8
Financial assets not measured at fair value			835,606.0
Other financial liabilities:
Other investments			1,094.0
Available-for-sale financial assets [Member]
Other financial assets:
Financial assets not measured at fair value			153,120.0
Other financial liabilities:
Unquoted equity investments			2,036.9
Unquoted equity investments at fair value			4,076.1
Other investments			₨ 147,007.0